The Pierpont Funds
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


January 24, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The Pierpont Funds (File no. 33-54632) (the "Registrant"); Prospectuses dated December 29, 1995 for The Pierpont Tax Exempt Money Market Fund and The Pirpont Tax Exempt Bond Fund (the "Funds"), each a series of shares of the Registrant.
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 17 to the Registrant's registration statement on Form N-1A (File no. 33-54632) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on December 21, 1995.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


THE PIERPONT FUNDS

By:  /s/ Andres E. Saldana
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     Andres E. Saldana
     Assistant Secretary